Employee Benefit Plans (Pension and Postretirement Plans Target and Weighted-Average Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits U.S. Plans [Member]
Defined benefit plan, target plan asset allocations, in percentage	100.00%
Defined benefit plan, actual plan asset allocation, in percentage	100.00%	100.00%
Pension Benefits Non-U.S. Plans [Member]
Defined benefit plan, target plan asset allocations, in percentage	100.00%
Defined benefit plan, actual plan asset allocation, in percentage	100.00%	100.00%
Equity Securities [Member] | Pension Benefits U.S. Plans [Member]
Defined benefit plan, target plan asset allocations, in percentage	30.00%
Defined benefit plan, actual plan asset allocation, in percentage	27.00%	28.00%
Equity Securities [Member] | Pension Benefits Non-U.S. Plans [Member]
Defined benefit plan, target plan asset allocations, in percentage	23.00%
Defined benefit plan, actual plan asset allocation, in percentage	23.00%	61.00%
Debt Securities [Member] | Pension Benefits U.S. Plans [Member]
Defined benefit plan, target plan asset allocations, in percentage	70.00%
Defined benefit plan, actual plan asset allocation, in percentage	69.00%	69.00%
Debt Securities [Member] | Pension Benefits Non-U.S. Plans [Member]
Defined benefit plan, target plan asset allocations, in percentage	72.00%
Defined benefit plan, actual plan asset allocation, in percentage	72.00%	37.00%
Real Estate Funds [Member] | Pension Benefits U.S. Plans [Member]
Defined benefit plan, target plan asset allocations, in percentage	0.00%
Defined benefit plan, actual plan asset allocation, in percentage	0.00%	0.00%
Real Estate Funds [Member] | Pension Benefits Non-U.S. Plans [Member]
Defined benefit plan, target plan asset allocations, in percentage	0.00%
Defined benefit plan, actual plan asset allocation, in percentage	0.00%	0.00%
Other plan assets [Member] | Pension Benefits U.S. Plans [Member]
Defined benefit plan, target plan asset allocations, in percentage	0.00%
Defined benefit plan, actual plan asset allocation, in percentage	4.00%	3.00%
Other plan assets [Member] | Pension Benefits Non-U.S. Plans [Member]
Defined benefit plan, target plan asset allocations, in percentage	5.00%
Defined benefit plan, actual plan asset allocation, in percentage	5.00%	2.00%